UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike, Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     President and Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     January 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $113,053 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      207     4316 SH       OTHER                    2316        0     2000
AMERICAN EXPRESS CO            COM              025816109       34      800 SH       OTHER                     800        0        0
AMERICAN EXPRESS CO            COM              025816109     2345    54641 SH       SOLE                    45986        0     8655
AMERIPRISE FINL INC            COM              03076C106        9      160 SH       OTHER                     160        0        0
AMERIPRISE FINL INC            COM              03076C106      368     6399 SH       SOLE                     6288        0      111
ASTRAZENECA PLC                SPONSORED ADR    046353108      231     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1065    23018 SH       SOLE                    21118        0     1900
AUTOMATIC DATA PROCESSING IN   COM              053015103       14      300 SH       OTHER                     300        0        0
BANK OF AMERICA CORPORATION    COM              060505104      222    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104       17     1250 SH       SOLE                     1250        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6263       52 SH       SOLE                       52        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      187     2333 SH       OTHER                    2333        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    21031   262530 SH       SOLE                   239074        0    23456
EXXON MOBIL CORP               COM              30231G102      299     4095 SH       OTHER                    4095        0        0
HEARTLAND EXPRESS INC          COM              422347104    10889   679682 SH       SOLE                   614784        0    64898
HOME PROPERTIES INC            COM              437306103      244     4400 SH       OTHER                       0        0     4400
MANULIFE FINL CORP             COM              56501R106      281    16364 SH       OTHER                   16364        0        0
MICROSOFT CORP                 COM              594918104      232     8329 SH       OTHER                    8329        0        0
MICROSOFT CORP                 COM              594918104      223     7983 SH       SOLE                     7983        0        0
PHILIP MORRIS INTL INC         COM              718172109      482     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      180     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    15030   225808 SH       SOLE                   208358        0    17450
SYSCO CORP                     COM              871829107    13966   475018 SH       SOLE                   438798        0    36220
SYSCO CORP                     COM              871829107       10      350 SH       OTHER                       0        0      350
TECH DATA CORP                 COM              878237106      129     2934 SH       OTHER                       0        0     2934
TECH DATA CORP                 COM              878237106     8418   191221 SH       SOLE                   175799        0    15422
TJX COS INC NEW                COM              872540109     1486    33467 SH       OTHER                   33467        0        0
U S G CORP                     COM NEW          903293405       17     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     4027   239261 SH       SOLE                   218416        0    20845
VANGUARD INDEX FDS             STK MRK ETF      922908769    24934   384008 SH       SOLE                   354168        0    29840
WELLS FARGO & CO NEW           COM              949746101      128     4128 SH       SOLE                     4128        0        0
WELLS FARGO & CO NEW           COM              949746101       85     2756 SH       OTHER                       0        0     2756